Summary of Significant Accounting Policies (Details 6)	12 Months Ended
	Dec. 31, 2011 USD ($) segment	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY segment	Dec. 31, 2009 CNY segment	Dec. 31, 2011 Discontinued operation CNY	Dec. 31, 2010 Discontinued operation CNY	Dec. 31, 2009 Discontinued operation CNY	Dec. 31, 2011 Minimum	Dec. 31, 2010 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum
Other Non-current Assets
Investments in equity security of private companies (as a percent)								5.00%	5.00%	20.00%	20.00%
Impairment of Long-Lived Assets
Impairment loss on intangible asset		56,817,000	4,600,000
Share-based Compensation
Share-based compensation expenses	9,057,000	57,003,000	22,211,000	7,553,000
Revenue Recognition
Actual commission and fee adjustments in connection with the cancellation of policies as a percentage of the total commission and fee revenues (as a percent)	0.10%	0.10%	0.10%	0.10%
Sales taxes		113,447,000	102,190,000	83,958,000	4,537,000	14,877,000	3,060,000
Contingent Consideration
Change in fair value of contingent consideration payables				5,946,000
Investment income representing gains from re-measuring equity interests formerly held			41,244,000	18,905,000
Foreign Currency Risk
RMB denominated amounts included in cash and cash equivalents		1,976,591,000	1,723,210,000
Translation into United States Dollars
Translations of amounts from RMB into U.S. dollars at non buying rate of U.S. $1.00 to RMB		6.2939
Segment Reporting
Number of operating segments	3	3	4	4
Advertising Costs
Advertising costs		2,188,000	3,825,000	5,459,000	87,000	348,000	290,000